Stockholder Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholder Promissory Notes
Stockholder Promissory Notes

6 – Stockholder Promissory Notes

As of September 30, 2024 and December 31, 2023, the Company had an outstanding principal balance of $0 and $762,500, respectively, due to stockholders under unsecured promissory note agreements (“Notes”). The Notes required monthly interest-only payments at 10% per annum. The Notes would have matured in September 2024 and December 2024 as follows: September 2024 - $500,000 (this Note would have matured in August 2023, but in June 2023, an agreement was signed extending the maturity date to August 2024, and in June 2024, an agreement was signed further extending the maturity date to September 2024); and December 2024 - $200,000. A note for $62,500 that matured in January 2024 was paid in January 2024, and Notes for $500,000 that matured in September 2024 and $200,000 that matured in December 2024 were both paid in August 2024. As of September 30, 2024, there were no Notes outstanding.

Interest paid to the stockholders under the Notes totaled $7,364 and $20,627   during the three months ended September 30, 2024 and 2023, respectively. Interest paid to the stockholders under the Notes totaled $42,862 and $61,881 during the nine months ended September 30, 2024 and 2023, respectively. There was no accrued interest as of September 30, 2024 or December 31, 2023 related to these Notes.

8. Stockholder Promissory Notes

As of December 31, 2023 and December 31, 2022, the Company had an outstanding principal balance of $762,500 and $825,000 due to stockholders under unsecured Promissory Notes Agreements (“Notes”). The Notes require monthly interest-only payments at 10% per annum. The Notes mature at various dates from January 2024to December 2024 as follows: January 2024 - $62,500; August 2024 - $500,000; and December 2024 - $200,000. One note, for $500,000, originally had a maturity date of August 2023, but an agreement signed on June 30, 2023 extended the maturity date to August 2024.

Interest paid to the stockholders under the Notes totaled $82,508 and $82,508 during the years ended December 31, 2023 and 2022, respectively. There was no accrued interest as of December 31, 2023 or 2022 related to these Notes.